Business combinations - Fair value of the identifiable assets and liabilities - Narrative (Details) - EUR (€) € in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 18, 2024	Sep. 01, 2022	Jan. 04, 2022	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2024
Software
Business Combinations
Useful life						3 years
Link3D
Business Combinations
Percentage of voting equity interests			100.00%			100.00%
Total consideration						€ 26,747
Total cash consideration			€ 26,747
Deferred tax liability			€ (2,270)
Discount rate (post-tax WACC)			14.00%
Gross contractual amounts due from trade receivables acquired			€ 992
Uncollectible at the date of acquisition			224
Revenue of acquiree since acquisition date				€ 993	€ 2,631
Contingent consideration payable			0
Link3D | Brands and trademarks
Business Combinations
Intangible assets			€ 1,066
Useful life			1 year
Link3D | Software
Business Combinations
Intangible assets			€ 6,892
Useful life			7 years
Link3D | Fair value at acquisition
Business Combinations
Fair value of identified assets and liabilities.						3,496
Goodwill recognised						23,251
Identify 3D
Business Combinations
Fair value of identified assets and liabilities.		€ 1,413
Percentage of voting equity interests		100.00%
Total consideration		€ 3,853
Total cash consideration		3,853
Goodwill recognised		2,439
Deferred tax liability		€ (474)
Discount rate (post-tax WACC)		14.05%
Gross contractual amounts due from trade receivables acquired		€ 0
Revenue of acquiree since acquisition date		0
Contingent consideration payable		0
Identify 3D | Brands and trademarks
Business Combinations
Intangible assets		€ 174
Useful life		7 years
Identify 3D | Software
Business Combinations
Intangible assets		€ 1,723
Useful life		7 years
FEops Nv
Business Combinations
Percentage of voting equity interests	100.00%
Total consideration	€ 2,985
Deferred tax liability	(77)
Revenue of acquiree since acquisition date	568					€ 568
Contingent consideration payable	€ 0
FEops Nv | Discount rate, measurement input [member]
Business Combinations
Discount rate used for valuation	0.1503
FEops Nv | Brands and trademarks
Business Combinations
Intangible assets	€ 122
Useful life	5 years
FEops Nv | Technology
Business Combinations
Intangible assets	€ 2,938
Useful life	7 years
FEops Nv | Fair value at acquisition
Business Combinations
Fair value of identified assets and liabilities.	€ 3,008
Badwill	€ 23